Lincoln Variable Insurance Products Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

e-Mail: Sam.goldstein@lfg.com

VIA EDGAR

September 11, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	033-70742 and 811-08090
	PEA No.	156
	Funds:	LVIP SSgA Mid-Cap Index Fund
(the “New Fund”)

Dear Sir or Madam:

Attached for filing via EDGAR is Post-Effective Amendment No. 156 (the “Amendment”) to the Registration Statement on Form N-1A of the referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. The Amendment is being filed to add, as exhibits, risk-return summary information in interactive data format relating to the New Fund. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment will become effective immediately upon filing. No fees are required in connection with this filing.

As counsel, I have reviewed the changes effected in the attached post-effective amendment and represent that it does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel – Funds Management

cc: Jill R. Whitelaw, Esq.